Shareholder Report, Line Graph (Details) 194882_NEOS Ethereum High Income ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Dec. 03, 2025	Dec. 31, 2025
NEOS Ethereum High Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		NEOS Ethereum High Income ETF NAV
Accumulated Value	$ 10,000	$ 10,074
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Total Return Index
Accumulated Value	10,000	$ 10,034
CME CF ETH-USD Reference Rate 4PM NY [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		CME CF ETH-USD Reference Rate 4PM NY
Accumulated Value	$ 10,000	$ 9,906